Partners' Capital and Distributions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Partners’ Capital and Distributions [Abstract]
Quarterly Distributions Of Available Cash
Following are distributions declared by the Partnership subsequent to December 31, 2012:

Quarter Ended	Record Date	Payment Date	Cash Distributions (per common unit)
December 31, 2012	February 7, 2013	February 14, 2013	$0.46
March 31, 2013	May 6, 2013	May 13, 2013	$0.46
June 30, 2013	August 5, 2013	August 14, 2013	$0.465

Distributions. The Partnership made the following cash distributions per unit during the years ended December 31, 2012 and 2011:

Distribution Date	Cash Distribution (per common unit)
November 14, 2012	$0.460
August 14, 2012	0.460
May 14, 2012	0.460
February 13, 2012	0.460

November 14, 2011	0.455
August 12, 2011	0.450
May 13, 2011	0.445
February 14, 2011	0.445